Short Term Loans (Details Textual)											1 Months Ended	12 Months Ended
	Sep. 07, 2018 USD ($)	Sep. 05, 2018 USD ($)	Aug. 15, 2018 USD ($)	Aug. 10, 2018 USD ($)	Aug. 08, 2018 USD ($)	Jul. 11, 2018 USD ($)	Feb. 09, 2018 USD ($)	Feb. 08, 2018 USD ($)	Jan. 03, 2018 USD ($)	Nov. 08, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 07, 2018 CNY (¥)	Sep. 05, 2018 CNY (¥)	Aug. 15, 2018 CNY (¥)	Aug. 10, 2018 CNY (¥)	Aug. 08, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 22, 2018 USD ($)	Jun. 22, 2018 CNY (¥)	Feb. 09, 2018 CNY (¥)	Feb. 08, 2018 CNY (¥)	Jan. 03, 2018 CNY (¥)	Nov. 08, 2017 CNY (¥)	Nov. 06, 2017 USD ($)	Nov. 06, 2017 CNY (¥)	May 17, 2017 USD ($)	May 17, 2017 CNY (¥)
Short-Term Loans (Textual)
Borrow amount												$ 2,553,989
Interest expense												82,507
Bank of Communication [Member]
Short-Term Loans (Textual)
Borrow amount								$ 740,506		$ 753,116														¥ 4,900,000		¥ 4,900,000
Credit facility																											$ 753,100	¥ 5,000,000
Borrow interest rate								5.655%		5.655%														5.655%		5.655%
Borrow due date								Jul. 20, 2018
Loan repayment date								Jul. 20, 2018		Feb. 08, 2018
Bank of Communication [Member] | Subsequent Events [Member]
Short-Term Loans (Textual)
Borrow amount		$ 439,457			$ 292,770											¥ 3,000,000			¥ 2,000,000
Borrow interest rate		5.0025%			5.655%											5.0025%			5.655%
Borrow due date		Dec. 20, 2019			Nov. 15, 2018
China Merchants Bank [Member]
Short-Term Loans (Textual)
Borrow amount							$ 1,111,712				¥ 5,000,000	1,813,483								¥ 12,000,000	$ 1,543,115	¥ 10,000,000	¥ 7,000,000
Credit facility									$ 1,111,712			$ 4,152,377								¥ 27,000,000	$ 1,543,115	¥ 10,000,000			¥ 7,000,000				$ 753,100	¥ 5,000,000
Borrow interest rate							5.655%					5.655%								5.655%	5.655%	5.655%	5.655%						5.655%	5.655%
Borrow due date									Jun. 30, 2018
Borrow due date, description												July and August 2018
Loan repayment date							Jul. 02, 2018				May 31, 2018
China Merchants Bank [Member] | Subsequent Events [Member]
Short-Term Loans (Textual)
Borrow amount	$ 293,204		$ 435,692	$ 438,629		$ 1,543,115									¥ 2,000,000		¥ 3,000,000	¥ 3,000,000
Borrow interest rate	5.655%		5.655%	5.133%											5.655%		5.655%	5.133%
Borrow due date	Sep. 06, 2019		Aug. 14, 2019	Aug. 09, 2019		Jul. 11, 2019